Derivative Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments [Abstract]
Derivative Instruments
Note 5 - Derivative Instruments

We have entered into certain derivative or physical arrangements with respect to portions of our crude oil production to reduce our sensitivity to volatile commodity prices and/or to meet hedging requirements under our Credit Facility. We believe that these derivative arrangements, although not free of risk, allow us to achieve a more predictable cash flow and to reduce exposure to commodity price fluctuations. However, derivative arrangements limit the benefit of increases in the prices of crude oil. Moreover, our derivative arrangements apply only to a portion of our production.

We have an Intercreditor Agreement in place between the Company; our counterparties, BP Corporation North America, Inc. ("BP") and Cargill Incorporated (“Cargill”) and our agent Texas Capital Bank, N.A., which allows Texas Capital Bank to also act as agent for the counterparties for the purpose of holding and enforcing any liens or security interests resulting from our derivative arrangements. Therefore, we are not required to post additional collateral, including cash.

The following derivative contracts were in place at March 31, 2014:

	Term	Monthly Volumes		Price/Bbl	Fair Value
Crude oil swap	7/12-12/15	1,514	Bbls	$76.74	(581,654)
Crude oil swap	7/11-12/15	2,679	Bbls	$83.70	(521,438)
Crude oil swap	1/14-12/14	1,375	Bbls	$90.25	(95,729)
Crude oil swap	1/14-12/14	1,900	Bbls	$96.00	(34,067)
Crude oil swap	1/15-12/15	5,800	Bbls	$88.55	(111,012)
Crude oil swap	9/13-12/14	3,000	Bbls	$95.15	(76,740)
					$(1,420,640)

Monthly volume is the weighted average throughout the period.

The total fair value is shown as a derivative instrument in both the current and non-current liabilities on the balance sheet.

Note 10 - Derivative Instruments

We have entered into certain derivative or physical arrangements with respect to portions of our crude oil production to reduce our sensitivity to volatile commodity prices and/or to meet hedging requirements under our Credit Facility.  We believe that these derivative arrangements, although not free of risk, allow us to achieve a more predictable cash flow and to reduce exposure to commodity price fluctuations.  However, derivative arrangements limit the benefit of increases in the prices of crude oil.  Moreover, our derivative arrangements apply only to a portion of our production.

We have an Intercreditor Agreement in place between the Company; our counterparties, BP Corporation North America, Inc. and Cargill Incorporated and our agent, Texas Capital Bank, N.A., which allows Texas Capital Bank to also act as agent for the counterparties for the purpose of holding and enforcing any liens or security interests resulting from our derivative arrangements.  Therefore, we generally are not required to post additional collateral, including cash.

The following derivative contracts were in place at December 31, 2013:

	Term	Monthly Volumes(1)	Price/Bbl	Fair Value
Crude oil swap	1/13-12/15	1,600 Bbls	$76.74	$(662,068)
Crude oil swap	7/11-12/15	2,625 Bbls	$83.70	(523,560)
Crude oil swap	1/14-12/14	1,369 Bbls	$90.25	(100,150)
Crude oil swap	1/14-12/14	1,900 Bbls	$96.00	(8,208)
Crude oil swap	1/15-12/15	5,800 Bbls	$88.55	(13,804)
Crude oil swap	1/13-12/14	3,000 Bbls	$95.15	(43,560)
				$(1,351,350)

(1)     Monthly volumes are the weighted average throughout the period.

The total fair value is shown as a derivative instrument in both the current and non-current liabilities on the balance sheet.  We recorded losses on the derivative contracts for the years ended December 31, 2013 and 2012 of $740,456 and $871,331 respectively.